Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
REVENUE	$ 18,670,684	$ 23,844,556	$ 29,522,353
COST OF REVENUE	(14,791,863)	(16,734,547)	(20,682,326)
GROSS PROFIT	3,878,821	7,110,009	8,840,027
OPERATING EXPENSES
Selling expenses	(436,933)	(270,579)	(293,719)
General and administrative expenses	(4,310,910)	(3,345,240)	(2,311,378)
Research and development expenses	(754,193)	(1,620,656)	(298,469)
TOTAL OPERATING EXPENSES	(5,502,036)	(5,236,475)	(2,903,566)
(LOSS) INCOME FROM OPERATIONS	(1,623,215)	1,873,534	5,936,461
OTHER INCOME (EXPENSES)
Interest income	867	393	9,414
Interest expense	(366,180)	(303,255)	(238,168)
Government subsidiaries	37,256	63,450	25,415
Gain (loss) on disposal of subsidiaries	160,927
Other income (expenses)	80,328	(918,183)	(160,255)
TOTL OTHER EXPENSES, NET	(86,802)	(1,157,595)	(363,594)
INCOME BEFORE INCOME TAX PROVISION	(1,710,017)	715,939	5,572,867
INCOME TAX PROVISION	339,414	351,179	1,002,298
NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(2,049,431)	364,760	4,570,569
Net loss from the sale of the Gansu subsidiary		(19,512)	(17,887)
NET (LOSS) INCOME	(2,049,431)	345,248	4,552,682
Less: net loss attributable to non-controlling interest	(54,663)	(52,924)	(43,300)
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(1,994,768)	398,172	4,595,982
OTHER COMPREHENSIVE (LOSS) INCOME
Total foreign currency translation adjustment	(298,871)	1,102,618	(1,040,285)
TOTAL COMPREHENSIVE (LOSS) INCOME	(2,348,302)	1,447,866	3,512,397
Less: comprehensive loss attributable to non-controlling interest	(55,381)	(54,333)	(33,311)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ (2,292,921)	$ 1,502,199	$ 3,545,708
(LOSS) EARNINGS PER SHARE
Basic	$ (0.72)	$ 4.17	$ 125.72
Diluted	$ (0.72)	$ 4.14	$ 124.92
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	2,755,232	95,513	36,558
Diluted	2,755,232	96,114	36,792